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                           Drinker Biddle & Reath, LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                                  215-988-2700


                                 August 30, 2002

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Columbia Short Term Bond Fund, Inc.
          (File No. 333-91974)
          -----------------------------------

Ladies and Gentlemen:

     On behalf of Columbia Short Term Bond Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Combined Prospectus and Proxy Statement and Statement of Additional Information listed below that would have been filed under paragraph (b) of Rule 497 under the 1933 Act upon the effectiveness of the Company's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from the Combined Prospectus and Proxy Statement and Statement of Additional Information contained in the Company's Post-Effective Amendment No. 1 to its Registration Statement which was filed on August 23, 2002.

     The Combined Prospectus and Proxy Statement and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(b), are:

     (1) Combined Prospectus and Proxy Statement dated August 23, 2002 in connection with the proposed reorganization of the Galaxy Short-Term Bond Fund, a series of The Galaxy Fund, into the Columbia Short Term Bond Fund, Inc.; and

     (2) Statement of Additional Information dated August 23, 2002 in connection with the proposed reorganization of the Galaxy Short-Term Bond Fund, a series of The Galaxy Fund, into the Columbia Short Term Bond Fund, Inc.

     If you have any questions concerning this filing, please contact the undersigned at 215-988-2603.


                                                  Very truly yours,

                                                  /s/ Michelle M. Lombardo
                                                  Michelle M. Lombardo


cc:  Kenneth Greenberg, Esq.